Reserves for unpaid losses and loss adjustment expenses - Claim Development (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Property
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	$ 2,143.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	1,592.4
All outstanding liabilities before 2011, net of reinsurance	(18.6)
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	569.5
Other Property | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	131.2	$ 131.6	$ 131.5	$ 132.8	$ 132.7	$ 132.0	$ 134.1	$ 142.1	$ 151.7	$ 164.2
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	132.9	132.7	132.1	130.0	127.3	124.7	118.5	105.1	81.5	23.5
Other Property | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	136.2	135.9	136.5	136.6	138.6	143.5	148.1	153.3	167.2
Total IBNR liabilities plus expected development on reported claims	1.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	130.3	129.8	128.5	127.7	122.0	118.6	110.2	86.9	20.6
Other Property | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	116.6	116.2	116.6	117.0	117.1	120.9	132.2	136.1
Total IBNR liabilities plus expected development on reported claims	0.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	112.1	111.3	110.7	110.0	106.5	99.7	74.4	28.5
Other Property | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	115.6	116.2	117.1	119.4	118.9	121.9	119.6
Total IBNR liabilities plus expected development on reported claims	1.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	111.2	111.0	109.9	107.3	98.7	71.7	19.3
Other Property | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	138.0	138.8	139.2	139.5	137.3	146.2
Total IBNR liabilities plus expected development on reported claims	1.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	133.5	132.3	128.4	118.4	95.6	31.5
Other Property | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	223.1	225.0	224.4	219.5	200.2
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	212.8	204.0	186.6	132.0	32.7
Other Property | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	397.5	392.4	373.7	337.8
Total IBNR liabilities plus expected development on reported claims	14.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	347.0	305.0	227.7	60.0
Other Property | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	339.3	334.5	278.8
Total IBNR liabilities plus expected development on reported claims	15.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	248.4	181.7	55.4
Other Property | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	258.5	250.3
Total IBNR liabilities plus expected development on reported claims	45.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	131.3	47.2
Other Property | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	287.4
Total IBNR liabilities plus expected development on reported claims	155.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	32.8
Property Catastrophe Excess Reinsurance
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,001.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	704.3
All outstanding liabilities before 2011, net of reinsurance	(11.7)
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	309.1
Property Catastrophe Excess Reinsurance | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	120.8	120.8	120.8	120.7	120.8	121.6	125.4	147.4	148.4	158.3
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	119.7	119.7	119.1	119.0	118.1	117.6	117.2	97.5	54.7	15.9
Property Catastrophe Excess Reinsurance | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	48.1	47.6	46.1	45.9	50.8	50.3	52.3	58.9	59.0
Total IBNR liabilities plus expected development on reported claims	1.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	47.5	47.4	45.3	44.0	42.2	41.3	36.5	26.7	2.8
Property Catastrophe Excess Reinsurance | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	77.4	77.6	78.0	78.4	79.2	79.8	82.8	75.5
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	75.3	74.9	74.0	72.8	71.4	66.1	52.7	11.9
Property Catastrophe Excess Reinsurance | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	55.2	55.6	55.1	55.1	54.8	57.4	55.9
Total IBNR liabilities plus expected development on reported claims	0.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	52.5	52.4	50.0	48.3	42.7	36.6	9.2
Property Catastrophe Excess Reinsurance | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	24.4	24.2	25.1	26.0	28.4	26.7
Total IBNR liabilities plus expected development on reported claims	0.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	22.8	22.5	20.1	16.7	9.4	1.8
Property Catastrophe Excess Reinsurance | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	42.3	42.7	43.9	49.3	52.1
Total IBNR liabilities plus expected development on reported claims	2.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	39.8	38.3	32.7	26.3	10.4
Property Catastrophe Excess Reinsurance | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	119.2	119.5	125.7	107.6
Total IBNR liabilities plus expected development on reported claims	6.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	103.2	87.6	68.0	13.3
Property Catastrophe Excess Reinsurance | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	185.4	187.4	168.1
Total IBNR liabilities plus expected development on reported claims	3.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	148.5	122.6	2.8
Property Catastrophe Excess Reinsurance | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	167.1	180.9
Total IBNR liabilities plus expected development on reported claims	9.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	86.6	3.4
Property Catastrophe Excess Reinsurance | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	161.8
Total IBNR liabilities plus expected development on reported claims	113.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.3
Agriculture Reinsurance
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	331.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	288.1
All outstanding liabilities before 2011, net of reinsurance	(0.4)
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	42.7
Agriculture Reinsurance | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	21.8	21.8	21.8	21.8	21.8	21.8	21.8	21.8	21.6	21.6
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	21.7	21.7	21.7	21.7	21.7	21.7	21.7	21.7	21.4	1.1
Agriculture Reinsurance | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	47.0	47.0	47.1	47.1	47.1	45.8	45.9	45.9	41.1
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	47.0	47.0	47.0	47.0	47.0	45.6	45.7	45.4	19.0
Agriculture Reinsurance | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	13.1	13.1	13.0	13.0	13.2	13.1	11.0	9.2
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	13.0	13.0	13.0	13.0	13.2	12.9	10.8	7.1
Agriculture Reinsurance | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.0	9.0	9.0	9.0	8.5	8.3	9.8
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.0	9.0	9.0	8.8	8.8	8.1	6.5
Agriculture Reinsurance | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.7	9.7	9.6	9.7	9.3	7.2
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	9.7	9.7	9.7	9.4	8.2	1.5
Agriculture Reinsurance | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	31.0	31.0	30.9	31.9	34.6
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	31.0	30.9	30.6	29.2	10.4
Agriculture Reinsurance | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	47.7	47.6	48.4	52.0
Total IBNR liabilities plus expected development on reported claims	(0.5)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	47.9	47.6	44.8	9.7
Agriculture Reinsurance | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	42.2	42.1	40.1
Total IBNR liabilities plus expected development on reported claims	0.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	40.8	36.7	2.6
Agriculture Reinsurance | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	67.3	73.1
Total IBNR liabilities plus expected development on reported claims	4.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	57.3	9.6
Agriculture Reinsurance | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	42.6
Total IBNR liabilities plus expected development on reported claims	29.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	10.8
Global Accident & Health
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,852.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	1,602.0
All outstanding liabilities before 2011, net of reinsurance	(3.4)
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	254.2
Global Accident & Health | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	172.2	172.4	172.3	172.4	172.5	172.5	172.6	173.2	177.6	161.7
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	172.3	172.3	172.2	172.2	172.2	172.0	171.7	166.6	139.7	71.4
Global Accident & Health | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	147.7	147.7	147.8	147.9	148.0	148.3	149.0	161.4	164.6
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	147.9	147.8	147.8	147.8	147.8	147.7	147.3	137.2	72.6
Global Accident & Health | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	117.7	117.9	118.0	118.8	119.5	120.0	124.5	126.7
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	117.4	117.4	117.4	118.0	116.7	115.3	104.7	54.8
Global Accident & Health | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	130.2	130.3	130.3	131.2	131.3	132.9	131.9
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	128.0	127.9	127.2	127.2	125.4	111.9	59.6
Global Accident & Health | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	145.4	145.3	145.7	147.0	150.5	154.8
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	144.7	144.6	144.3	142.6	131.0	76.2
Global Accident & Health | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	184.5	184.7	186.2	190.4	176.9
Total IBNR liabilities plus expected development on reported claims	2.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	181.6	181.1	179.2	167.3	99.7
Global Accident & Health | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	166.6	168.9	175.6	179.3
Total IBNR liabilities plus expected development on reported claims	(0.4)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	166.5	165.8	153.3	58.8
Global Accident & Health | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	206.4	208.6	201.4
Total IBNR liabilities plus expected development on reported claims	0.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	204.9	188.8	86.1
Global Accident & Health | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	270.5	275.6
Total IBNR liabilities plus expected development on reported claims	21.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	236.5	125.8
Global Accident & Health | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	311.8
Total IBNR liabilities plus expected development on reported claims	136.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	102.3
Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	424.7
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	303.1
All outstanding liabilities before 2011, net of reinsurance	(4.7)
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	126.3
Aviation & Space | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	35.4	35.5	35.3	36.0	34.8	34.9	36.2	38.2	42.6	47.0
Total IBNR liabilities plus expected development on reported claims	(0.2)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	36.0	35.9	34.9	35.1	34.3	33.0	31.7	28.8	22.9	10.2
Aviation & Space | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	29.0	28.7	29.7	29.7	28.6	28.4	30.3	34.5	35.7
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	28.9	28.5	28.9	28.4	27.4	24.7	22.7	18.5	7.6
Aviation & Space | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	33.0	33.3	33.3	33.2	32.3	33.6	36.7	40.8
Total IBNR liabilities plus expected development on reported claims	(0.4)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	30.9	30.8	29.4	28.7	26.9	24.2	20.1	13.7
Aviation & Space | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	36.0	34.4	36.6	36.4	37.2	40.4	37.9
Total IBNR liabilities plus expected development on reported claims	(1.7)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	30.7	29.2	28.5	26.5	23.9	18.1	8.1
Aviation & Space | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	37.1	37.0	37.5	38.5	34.4	38.1
Total IBNR liabilities plus expected development on reported claims	(1.0)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	36.3	35.4	33.8	27.4	21.4	10.7
Aviation & Space | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	35.8	36.2	33.9	32.9	32.4
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	32.9	29.5	27.1	19.9	7.9
Aviation & Space | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	46.3	44.8	43.5	34.2
Total IBNR liabilities plus expected development on reported claims	0.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	36.2	32.9	24.0	9.1
Aviation & Space | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	58.9	50.9	48.2
Total IBNR liabilities plus expected development on reported claims	5.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	37.2	27.7	14.4
Aviation & Space | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	73.0	61.4
Total IBNR liabilities plus expected development on reported claims	28.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	23.1	8.6
Aviation & Space | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	40.0
Total IBNR liabilities plus expected development on reported claims	21.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	10.9
Casualty Reinsurance
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	363.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	58.1
All outstanding liabilities before 2011, net of reinsurance	(4.9)
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	309.8
Casualty Reinsurance | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.2	0.2	0.2	0.3	0.3	0.4	0.4	0.5
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.2	0.2	0.2	0.2	0.1	0.1	0.0	0.0
Casualty Reinsurance | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.4	0.5	0.5	0.5	0.5	0.4	0.2	0.2
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.3	0.3	0.2	0.2	0.1	0.2	0.1	0.0	0.0
Casualty Reinsurance | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.5	0.5	0.5	0.4	0.4	0.4	0.4
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.5	0.4	0.4	0.3	0.2	0.1	0.1
Casualty Reinsurance | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.6	0.5	0.5	0.5	0.4	0.4
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.5	0.4	0.4	0.4	0.2	0.1
Casualty Reinsurance | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.6	0.5	0.6	0.8	0.5
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.4	0.4	0.4	0.4	0.2
Casualty Reinsurance | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.1	0.3	0.3	0.2
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.1	0.1	0.0
Casualty Reinsurance | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	13.8	12.5	9.7	9.7
Total IBNR liabilities plus expected development on reported claims	6.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.4	1.6	0.6	0.0
Casualty Reinsurance | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	68.2	62.0	51.9
Total IBNR liabilities plus expected development on reported claims	33.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	18.7	7.9	2.0
Casualty Reinsurance | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	132.4	123.2
Total IBNR liabilities plus expected development on reported claims	85.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	25.5	9.3
Casualty Reinsurance | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	146.1
Total IBNR liabilities plus expected development on reported claims	130.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.3
Contingency
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	133.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	88.9
All outstanding liabilities before 2011, net of reinsurance	1.3
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	43.7
Contingency | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	6.9	7.0	7.0	7.0	7.0	6.9	6.9	7.0	7.5	8.1
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	7.0	6.9	6.9	6.9	6.9	6.8	6.8	6.8	6.0	2.2
Contingency | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8.4	8.4	8.4	8.4	8.6	8.8	9.0	9.0	9.9
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.4	8.4	8.4	8.4	8.6	8.8	8.8	7.5	5.6
Contingency | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3.7	3.7	3.7	3.8	3.7	3.8	4.4	5.7
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.5	3.5	3.5	3.5	3.4	3.4	3.2	1.9
Contingency | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4.8	4.8	4.8	4.8	5.3	7.1	4.3
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	4.6	4.6	4.6	4.6	4.5	3.7	1.7
Contingency | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8.9	9.0	9.0	9.2	9.8	10.1
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.9	8.9	8.0	7.9	7.3	2.9
Contingency | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.7	18.7	18.3	19.4	19.1
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	18.4	18.1	17.4	16.6	12.9
Contingency | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	11.5	11.6	10.9	10.0
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	10.7	9.7	7.2	3.2
Contingency | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9.4	9.3	9.8
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	8.3	6.4	2.0
Contingency | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3.3	3.3
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	2.3	0.3
Contingency | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	58.2
Total IBNR liabilities plus expected development on reported claims	24.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	16.8
Environmental
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	1.0
All outstanding liabilities before 2011, net of reinsurance	0.0
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	7.3
Environmental | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0
Environmental | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.1	0.1	0.4
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.1	0.0	0.0
Environmental | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4.6	4.5
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.9	0.0
Environmental | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3.6
Total IBNR liabilities plus expected development on reported claims	3.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0
Marine & Energy
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	270.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	220.1
All outstanding liabilities before 2011, net of reinsurance	(2.2)
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	52.5
Marine & Energy | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	33.8	33.0	32.2	32.4	32.3	32.9	31.9	31.4	33.8	37.8
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	31.6	31.0	30.4	29.9	29.5	28.6	25.8	22.4	14.9	4.6
Marine & Energy | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	36.4	36.9	37.0	37.5	38.6	38.2	36.7	34.2	28.1
Total IBNR liabilities plus expected development on reported claims	1.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	34.7	34.5	33.3	31.7	29.8	27.6	24.8	15.2	5.4
Marine & Energy | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	19.0	18.9	18.9	18.9	19.2	20.2	21.5	24.3
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	16.0	15.9	15.7	15.2	14.8	13.2	9.8	3.0
Marine & Energy | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	19.1	19.2	18.5	18.9	20.3	22.3	24.1
Total IBNR liabilities plus expected development on reported claims	(0.2)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	17.5	16.5	16.4	15.7	14.3	10.7	4.3
Marine & Energy | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	30.7	30.2	30.2	30.7	33.1	30.7
Total IBNR liabilities plus expected development on reported claims	0.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	29.4	28.7	27.6	22.7	12.2	4.5
Marine & Energy | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	29.6	29.0	29.1	29.9	29.0
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	26.9	24.8	21.9	17.9	0.0
Marine & Energy | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	37.2	35.7	36.0	38.5
Total IBNR liabilities plus expected development on reported claims	1.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	31.4	27.0	18.8	7.5
Marine & Energy | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	26.9	26.6	24.1
Total IBNR liabilities plus expected development on reported claims	1.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	19.5	14.5	0.0
Marine & Energy | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	19.9	19.4
Total IBNR liabilities plus expected development on reported claims	2.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	10.8	3.9
Marine & Energy | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	17.9
Total IBNR liabilities plus expected development on reported claims	9.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	2.3
Surety
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	2.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0
All outstanding liabilities before 2011, net of reinsurance	0.0
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	2.1
Surety | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Surety | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Surety | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Surety | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Surety | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0
Surety | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0
Surety | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0
Surety | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.4	0.4	0.4
Total IBNR liabilities plus expected development on reported claims	0.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0
Surety | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.9	0.9
Total IBNR liabilities plus expected development on reported claims	0.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0
Surety | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.8
Total IBNR liabilities plus expected development on reported claims	0.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0
Trade Credit
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	252.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	203.5
All outstanding liabilities before 2011, net of reinsurance	(2.6)
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	51.2
Trade Credit | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	27.6	27.7	27.9	28.1	28.1	28.8	28.8	29.0	30.9	31.0
Total IBNR liabilities plus expected development on reported claims	(0.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	27.1	27.1	27.1	27.0	27.3	26.9	26.0	24.7	18.3	6.9
Trade Credit | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	33.8	34.0	34.4	34.8	34.8	35.2	35.0	36.9	36.6
Total IBNR liabilities plus expected development on reported claims	(0.2)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	33.3	33.4	33.5	33.5	33.7	33.3	32.5	28.1	15.6
Trade Credit | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	28.7	28.7	28.4	29.0	28.3	28.6	29.6	31.3
Total IBNR liabilities plus expected development on reported claims	0.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	25.8	25.9	25.8	25.7	25.2	24.1	20.9	12.2
Trade Credit | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	22.1	22.2	22.4	22.7	24.8	24.0	24.1
Total IBNR liabilities plus expected development on reported claims	(2.3)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	20.6	20.7	20.6	20.1	18.6	14.4	8.2
Trade Credit | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.1	18.2	19.1	20.0	20.6	21.4
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	17.3	17.3	17.4	16.5	12.8	4.8
Trade Credit | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	12.5	12.1	13.0	13.9	16.4
Total IBNR liabilities plus expected development on reported claims	(0.2)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	12.1	11.6	11.1	9.3	4.8
Trade Credit | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.7	19.5	20.7	20.1
Total IBNR liabilities plus expected development on reported claims	4.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	13.9	13.0	9.1	3.1
Trade Credit | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	24.9	26.1	26.2
Total IBNR liabilities plus expected development on reported claims	1.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	21.0	16.6	7.8
Trade Credit | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	30.0	32.4
Total IBNR liabilities plus expected development on reported claims	3.9
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	20.0	9.2
Trade Credit | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	35.8
Total IBNR liabilities plus expected development on reported claims	18.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	12.3
Workers' Compensation
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	63.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	11.4
All outstanding liabilities before 2011, net of reinsurance	0.0
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	52.1
Workers' Compensation | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Workers' Compensation | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Workers' Compensation | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Workers' Compensation | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Workers' Compensation | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0	0.0
Workers' Compensation | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0	0.0
Workers' Compensation | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.0	0.0	0.0	0.0
Workers' Compensation | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1.1	1.5	1.5
Total IBNR liabilities plus expected development on reported claims	0.4
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.3	0.2	0.0
Workers' Compensation | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	16.6	18.6
Total IBNR liabilities plus expected development on reported claims	4.8
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	6.8	1.3
Workers' Compensation | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	45.8
Total IBNR liabilities plus expected development on reported claims	34.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	4.2
Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	352.2
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	279.4
All outstanding liabilities before 2011, net of reinsurance	(373.2)
Liabilities for loss and allocated loss adjustment expenses, net of reinsurance	446.0
Runoff & Other | Accident Year, 2011
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	223.7	224.8	225.8	226.2	226.7	225.9	225.3	224.7	223.6	222.3
Total IBNR liabilities plus expected development on reported claims	1.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	220.9	219.3	218.8	218.2	216.7	214.7	213.0	211.2	209.0	$ 206.9
Runoff & Other | Accident Year, 2012
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3.8	4.4	4.6	4.8	4.8	4.9	4.9	4.7	4.3
Total IBNR liabilities plus expected development on reported claims	0.3
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	3.0	2.7	2.5	2.4	2.4	2.2	1.8	1.3	$ 0.3
Runoff & Other | Accident Year, 2013
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1.0	1.1	0.9	0.9	0.9	0.9	0.9	2.0
Total IBNR liabilities plus expected development on reported claims	(0.1)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.2	0.2	0.1	0.1	0.1	0.1	0.1	$ 0.7
Runoff & Other | Accident Year, 2014
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1.1	1.3	1.2	1.1	1.1	0.9	0.9
Total IBNR liabilities plus expected development on reported claims	(0.2)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.5	0.5	0.3	0.2	0.1	0.1	$ 0.0
Runoff & Other | Accident Year, 2015
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18.7	18.7	18.7	18.2	16.4	10.2
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	17.6	17.3	16.6	15.3	10.0	$ 5.2
Runoff & Other | Accident Year, 2016
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	12.6	12.4	12.5	12.8	12.6
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	11.5	11.3	11.0	10.1	$ 6.2
Runoff & Other | Accident Year, 2017
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1.4	1.4	1.4	1.4
Total IBNR liabilities plus expected development on reported claims	0.0
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.6	0.6	0.5	$ 0.4
Runoff & Other | Accident Year, 2018
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	27.3	29.3	31.0
Total IBNR liabilities plus expected development on reported claims	2.5
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	13.0	12.6	$ 7.9
Runoff & Other | Accident Year, 2019
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1.0	1.0
Total IBNR liabilities plus expected development on reported claims	0.1
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	0.1	$ 0.0
Runoff & Other | Accident Year 2020
Reserves for unpaid losses and loss adjustment expenses
Incurred losses and allocated loss adjustment expenses, net of reinsurance	61.5
Total IBNR liabilities plus expected development on reported claims	29.6
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance	$ 12.0